UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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    1.      Name and address of issuer:

            Heritage Capital Appreciation Trust
            880 Carillon Parkway
            St. Petersburg, Florida 33716

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    2.      The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / X /

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    3.      Investment Company Act File Number: 811-4338

            Securities Act File Number:  2-98634

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    4(a).   Last day of fiscal year for which this Form is filed:

            August 31, 2004

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    4(b).   / / Check box if this Form is being filed late (I.E.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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    4(c).   / / Check box if this is the last time the issuer will be filing this Form.


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

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    5.      Calculation of registration fee:

            (i)    Aggregate sale price of
                   securities sold during the
                   fiscal year pursuant to
                   section 24(f):                                   $157,579,079

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            (ii)   Aggregate price of
                   securities redeemed or
                   repurchased during the
                   fiscal year:                                      $87,930,608

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            (iii)  Aggregate price of
                   securities redeemed or
                   repurchased during any prior
                   fiscal year ending no
                   earlier than October 11, 1995
                   that were not previously
                   used to reduce registration
                   fees payable to the
                   Commission:                                $0
                                                               -
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            (iv)   Total available redemption
                   credits [add Items 5(ii)
                   and 5(iii)]:                                      $87,930,608

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            (v)    Net sales - if Item 5(i) is
                   greater than Item 5(iv)
                   [subtract Item 5(iv) from
                   Item 5(i)]:                                       $69,648,471

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            (vi)   Redemption credits available              $(0)
                   for use in future years --                  -
                   if Item 5(i) is less than
                   Item 5(iv) [subtract Item
                   5(iv) from Item 5(i)]:

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            (vii)  Multiplier for determining
                   registration fee (See
                   Instruction C.9):                                   x.0001267
                                                                        --------

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            (viii) Registration fee due
                   [multiply Item 5(v) by Item
                   5(vii)] (enter "0" if no fee
                   is due):                                           =$8,824.46
                                                                        ========

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
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    6.      Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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    7.      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$     0
                                                                   ===========

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    8.      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                  $8,824.46
                                                                   ========

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    9.      Date the registration fee and any interest payment was sent to the
            Commission's lockbox depository:

                   November 23, 2004

            Method of Delivery:

              / X /   Wire Transfer

              /  /    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ K.C. Clark
                          ------------------------------------------------------
                          K.C. Clark
                          Executive Vice President, Principal Executive Officer and Chief Compliance Officer
                          Heritage Capital Appreciation Trust


Date   November 29, 2004


  *Please print the name and title of the signing officer below the signature.